EARNINGS PER SHARE (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator for EPS:
Net income (loss)	$ 806	$ (4,408)	$ 2,396
Denominator for EPS:
Weighted average shares outstanding - basic	8,874,696	8,864,885	8,848,028
Dilutive shares			61,044
Weighted average shares outstanding - diluted	8,874,696	8,864,885	8,909,072
EPS
Basic and diluted	$ 0.1	$ (0.5)	$ 0.27
Anti-dilutive options excluded from calculation of diluted income (loss) per share	482,282	306,151	105,000